UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2007
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:             KE I LLC
Address:          191 North Wacker Drive
                  Suite 2500
                  Chicago, IL  60606

Form 13F File Number:      28-12003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Roger E. Smith
Title:            Chief Financial Officer
Phone:            312-855-6523

Signature, Place and Date of Signing:



/s/ Roger E. Smith                       Chicago, IL        February 12, 2008
--------------------------------         --------------     -----------------
[Signature]                              [City, State]          [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-04321                   Heitman Real Estate Securities LLC
28-01190                   Frank Russell Company
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number                 Name

NONE